Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Sep. 30, 2011
Registrant Name	ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND INC
Central Index Key	0000825316
Amendment Flag	false
Document Creation Date	Mar. 14, 2013
Document Effective Date	Mar. 14, 2013
Prospectus Date	May 01, 2012